PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT.
PROPERTY AND EQUIPMENT

13. PROPERTY AND EQUIPMENT

The details of property and equipment are as follows :

	December 31,	Business			Reclassifications/	December 31,
	2018	acquisition	Additions	Deductions	translations	2019
At cost:
Land rights	1,626	—	—	—	(1,626)	—
Buildings	11,833	12	779	(4)	1,442	14,062
Leasehold improvements	1,375	—	37	(58)	195	1,549
Switching equipment	15,340	—	1,228	(61)	861	17,368
Telegraph, telex and data communication equipment	1,586	—	675	—	(3)	2,258
Transmission installation and equipment	147,013	686	6,768	(6,240)	3,525	151,752
Satellite, earth station and equipment	11,972	—	108	(11)	275	12,344
Cable network	45,650	—	8,197	(113)	689	54,423
Power supply	17,989	—	793	(253)	1,585	20,114
Data processing equipment	14,266	10	709	(107)	1,531	16,409
Other telecommunication peripherals	3,425	—	1,904	—	11	5,340
Office equipment	2,158	7	208	(101)	89	2,361
Vehicles	1,219	—	99	(167)	(583)	568
CPE assets	22	—	—	—	(22)	—
Other equipment	94	—	57	—	(28)	123
Property under construction	4,876	81	14,923	(20)	(17,241)	2,619
Total	280,444	796	36,485	(7,135)	(9,300)	301,290

Accumulated depreciation and amortization:
Land rights	335	—	—	—	(335)	—
Buildings	3,405	—	726	(4)	(14)	4,113
Leasehold improvements	949	—	198	(56)	—	1,091
Switching equipment	10,594	—	1,488	(45)	(41)	11,996
Telegraph, telex and data communication equipment	1,320	—	260	—	—	1,580
Transmission installation and equipment	77,491	—	11,059	(5,260)	(3,294)	79,996
Satellite, earth station and equipment	5,005	—	818	(10)	(4)	5,809
Cable network	12,382	—	2,349	(102)	(392)	14,237
Power supply	12,389	—	1,454	(239)	(7)	13,597
Data processing equipment	10,748	—	1,304	(61)	(14)	11,977
Other telecommunication peripherals	1,030	—	737	—	(1)	1,766
Office equipment	1,382	—	383	(55)	(32)	1,678
Vehicles	407	—	72	(137)	(132)	210
CPE assets	20	—	—	—	(20)	—
Other equipment	75	—	1	—	(10)	66
Total	137,532	—	20,849	(5,969)	(4,296)	148,116
Net book value	142,912					153,174

	December 31,			Reclassifications/	December 31,
	2019	Additions	Deductions	Translations	2020
At cost:
Buildings	14,062	201	—	1,874	16,137
Leasehold improvements	1,549	31	(192)	22	1,410
Switching equipment	17,368	956	(1,921)	1,103	17,506
Telegraph, telex and data communication equipment	2,258	429	—	(675)	2,012
Transmission installation and equipment	151,752	1,050	(3,825)	10,219	159,196
Satellite, earth station and equipment	12,344	236	(2)	(2,155)	10,423
Cable network	54,423	8,280	(68)	(1,839)	60,796
Power supply	20,114	45	(311)	1,140	20,988
Data processing equipment	16,409	3	(703)	1,954	17,663
Other telecommunication peripherals	5,340	2,157	—	16	7,513
Office equipment	2,361	216	(354)	(98)	2,125
Vehicles	568	48	(104)	39	551
Other equipment	123	17	—	(72)	68
Property under construction	2,619	15,610	(8)	(15,697)	2,524
Total	301,290	29,279	(7,488)	(4,169)	318,912

Accumulated depreciation and amortization:
Buildings	4,113	739	—	20	4,872
Leasehold improvements	1,091	158	(188)	—	1,061
Switching equipment	11,996	1,569	(1,921)	(23)	11,621
Telegraph, telex and data communication equipment	1,580	—	—	2	1,582
Transmission installation and equipment	79,996	11,463	(3,545)	77	87,991
Satellite, earth station and equipment	5,809	900	(1)	(2,296)	4,412
Cable network	14,237	2,509	(66)	(702)	15,978
Power supply	13,597	1,512	(309)	(43)	14,757
Data processing equipment	11,977	1,522	(708)	(11)	12,780
Other telecommunication peripherals	1,766	1,120	—	(1)	2,885
Office equipment	1,678	375	(360)	(119)	1,574
Vehicles	210	74	(70)	15	229
Other equipment	66	2	—	(21)	47
Total	148,116	21,943	(7,168)	(3,102)	159,789
Net book value	153,174				159,123

a.    Gain on sale of property and equipment

	2018	2019	2020
Proceeds from sale of property and equipment	629	1,496	236
Net book value	(1)	(853)	(20)
Gain on sale of property and equipment	628	643	216

b.       Others

(i)

As of December 31, 2019 and 2020, the CGUs that independently generate cash inflows are fixed wireline, cellular and others. Management believes that there is no indication of impairment in the assets of such CGUs as of December 31, 2019 and 2020.

(ii)

Interest capitalized to property under construction amounted to Rp271 billion, Rp99 billion and Rp160 billion for the years ended December 31, 2018, 2019 and 2020, respectively. The capitalization rate used to determine the number of borrowing costs eligible for capitalization ranged from 9.68% to 11.00%,  4.12% to 11.00% and 6.25% to 11.00% for the years ended December 31, 2018, 2019 and 2020, respectively.

(iii)	No foreign exchange loss was capitalized as part of property under construction for the years ended December 31, 2018, 2019 and 2020.
(iv)

In 2018, 2019 and 2020, the Group obtained proceeds from the insurance claim on lost and broken property and equipment, with a total value of Rp153 billion, Rp197 billion and Rp234 billion, respectively, and were recorded as part of “Other Income - net” in the consolidated statements of profit or loss and other comprehensive income. In 2018, 2019 and 2020, the net carrying values of those assets of  Rp51 billion, Rp165 billion and Rp190 billion, respectively, were charged to the consolidated statements of profit or loss and other comprehensive income.

(v)

In 2018, the estimated useful lives of radio software license and data processing equipment were changed from 7 to 10 years and from 3 to 5 years, respectively. The impact of reduction in the depreciation expense for the year ended December 31, 2018, 2019, and 2020 amounting to Rp925 billion, Rp637 billion, and Rp266 billion, respectively.

In 2020, the estimated useful lives of towers in Indonesia were changed from 20 to 30 years. The impact of reduction in the depreciation expense for the year ended December 31, 2020, amounted to Rp160 billion. Towers are presented as part of transmission installation and equipment.

(vi)

As of December 31, 2019 and 2020, the Group’s property and equipment excluding land rights, with net carrying amount of Rp150,891 billion and Rp159,454 billion, respectively, were insured against fire, theft, earthquake and other specified risks, including business interruption, under blanket policies totaling Rp18,190 billion and Rp22,886 billion, US$74 million and US$Nil,  HK$8 million, SG$269 million and SG$315 million, and MYR39 million, respectively, and first loss basis amounted to Rp2,760 billion and Rp2,750 billion, respectively. Management believes that the insurance coverage is adequate to cover potential losses from the insured risks.

(vii)

As of December 31, 2019 and 2020, the percentage of completion of property under construction was 32.39% and around 61.19%, respectively, of the total contract value, with estimated dates of completion until November 2021 and March 2023, respectively. The balance of property under construction mainly consists of buildings, transmission installation and equipment, cable network and power supply. Management believes that there is no impediment to the completion of the construction in progress.

(viii)

As of December 31, 2019 and 2020, all assets owned by the Company have been pledged as collateral for bonds (Note 21b.i). Certain property and equipment of the Company’s subsidiaries with gross carrying value amounting to Rp11,147 billion and Rp14,115 billion, respectively, have been pledged as collaterals under lending agreements (Notes 20, 21c, and 21d).

(ix)

As of December 31, 2019 and 2020, the cost of fully depreciated property and equipment of the Group that are still used in operations amounted to Rp60,081 billion and Rp63,656 billion, respectively. The Group is currently performing modernization of network assets to replace the fully depreciated property and equipment.